Mississippi Tax-Free Income Series
Mississippi Tax-Free Income Series
INVESTMENT OBJECTIVES
The Fund seeks to provide a high level of tax-free income derived from Mississippi municipal securities without incurring undue risk to principal.
COSTS Fees and Expenses of the Mississippi Tax-Free Income Series Shareholder Fees (fees paid directly from your investment)
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees - (USD $)	Mississippi Tax-Free Income Series
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	none
Redemption Fee	none
Redemption Fee if by wire transfer	10
Exchange Fee	none
Maximum Account Fee	none

Annual Operating Expenses of the Mississippi Tax-Free Income Series Expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses -	Mississippi Tax-Free Income Series
Management fee	0.50%
Distribution fee (12b-1)	none
Shareholder Services fee	0.15%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Mississippi Tax-Free Income Series	88	276	479	1,065

You would pay the same expenses assuming no redemption.
Expense Example, No Redemption - (USD $)	1 year	3 years	5 years	10 years
Mississippi Tax-Free Income Series	88	276	479	1,065

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20.53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from Mississippi municipal securities of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally 10 years or greater. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Mississippi. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be exempt from Federal and Mississippi income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Mississippi income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 16.70 years and an effective maturity of 6.60 years as of June 30, 2011.

Principal Risks of Investing

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

Mississippi's non-agricultural economy is diversified among the following sectors: manufacturing, services, gaming, and tourism. Mississippi's current-dollar GDP for 2010 was $97.5 billion which ranked 35th in the United States (Source: Bureau of Economic Analysis). In 2010, the largest industry in Mississippi was government which accounted for 18.5 percent of GDP. The second largest industry was real estate and rental and leasing which accounted for 9.1 percent of GDP. In 2010, Mississippi had per capita personal income of $31,186 (preliminary data) in 2010 which ranked 50th in the United States (Source: Bureau of Economic Analysis).

The state's annual average unemployment rate stood at 10.3 percent at the end of June 2011 compared with the national average of 9.5 percent (Source: U.S. Bureau of Labor Statistics). Mississippi had net tax-supported debt per capita of $1,534 as of calendar year-end 2010 which represented 5.0 percent of 2010 personal income. The state's debt burden was substantially above the national net tax-supported median of $936 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Medians Report," June 3, 2011). As of June 30, 2011, the state of Mississippi's general obligation debt was rated Aa2 by Moody's Investors Service and AA by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

MISSISSIPPI TAX-FREE INCOME SERIES Annual Total Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	5.75%	September 30, 2002
Lowest Quarter Total Return:	-4.36%	December 31, 2010
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	8.16%

For the Periods Ended December 31, 2010
Average Annual Total Returns -	1 year	5 years	10 years
Mississippi Tax-Free Income Series	1.59%	3.33%	4.69%
Mississippi Tax-Free Income Series Return After Taxes on Distributions (%)	1.59%	3.32%	4.68%
Mississippi Tax-Free Income Series Return After Taxes on Distributions & Sale of Fund Shares (%)	2.44%	3.44%	4.66%
Mississippi Tax-Free Income Series Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%